Loss per share	12 Months Ended
Mar. 31, 2021
Earnings per share [abstract]
Loss per share	Loss per share
The Company had two categories of potentially dilutive securities: share options and awards and warrants. Diluted net loss per share excludes all potentially-dilutive shares if their effect is anti-dilutive. As a result of net losses incurred, all potentially-dilutive securities have been excluded from the calculation of diluted net loss per share because including them would be anti-dilutive; therefore, basic and diluted number of shares is the same for the years ended March 31, 2021 and 2020. All outstanding potentially dilutive securities could potentially dilute loss per share in the future.

	2021	2020

Issued Common Shares	128,528,515	92,206,817
Weighted average number of Common Shares (basic and diluted)	105,221,907	85,890,314

Net loss per Common Share – basic and diluted	($1.18)	($0.62)
The weighted average number of potential dilutive securities that are not included in the diluted per share calculations because they would be anti-dilutive are as follows:

	2021	2020

Stock options and awards	7,934,988	6,506,869
Warrants	—	26,718